BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,040	$ 944
Property and equipment, accumulated depreciation	$ 118,691	$ 93,653
Common stock, shares authorized	24,000,000,000	24,000,000,000
Common stock, issued	7,427,000,000	7,434,000,000
Common stock, outstanding	7,427,000,000	7,434,000,000